Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Commitments and contingencies

43.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2020 and 2021 are as follows:

	2020		2021
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	10,249,827	10,540,968
Contingent guarantees		3,433,953	4,670,771
ABS and ABCP purchase agreements		1,604,958	1,525,768

		15,288,738	16,737,507

Commitments to extend credit:
Loan commitments in won		80,598,639	81,707,963
Loan commitments in foreign currency		19,319,903	19,807,686
Other agreements (*)		87,718,227	92,338,217

		187,636,769	193,853,866

Endorsed bills:
Secured endorsed bills		1,650	8,199
Unsecured endorsed bills		7,324,559	7,683,165

		7,326,209	7,691,364

	~~W~~	210,251,716	218,282,737

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
 82,991,589 million for the year ended December 31, 2020 and
~~W~~
86,979,545 million for the year ended December 31, 2021.

(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2021 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first order is ongoing as of December 31, 2021.

Request for return of trust and etc.	1		10,997	Claims for payment of principal of trust and trust profits upon termination of a specific trust.	It was filed on December 13, 2021

Loans lawsuit	1		10,654	Loans lawsuit	The Group won the first order and second order is ongoing as of December 31, 2021.

Return of down payment for Ulsan Innovative City	1	12,045	The Plaintiffs, the distributors, had received the properties from the Group in accordance with the Act of Industrial Integration, but Ulsan City refused to approve the move-in
under the Act of Innovative City, claiming that if the Act of Innovative City is applied, they will suffer from significant losses in future re-transfer.
					The Group won the first order and second order is ongoing as of December 31, 2021.

Others(*)	583		337,417	It includes various cases, such as compensation for loss claim.

	587	~~W~~	404,209

(*)	In January 2022, two lawsuits were filed, claiming damages (lawsuit value of ~~W~~ 101,183 million) for joint and several liabilities.

As of the December 31, 2021, the Group has recorded
~~W~~
9,693 million and
~~W~~
3,828 million, respectively, as provisions and insurance contract liabilities (reserve for claims) for litigations, etc., which have been decided to lose at the first trial. The outcome of the remaining litigations other than those accounted for provisions, etc. are not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)
The Group entered into an agreement between shareholders with Asia Trust Co., Ltd. (60% of its total shares) to acquire remaining stake. In accordance with the agreement, the Group has the right to purchase shares held by the shareholders of Asia Trust Co., Ltd. In response, the shareholders of Asia Trust Co., Ltd. have the right to demand to purchase the shares to the Group.

(d)
As a Prime Brokerage Service operator, the Group entered into a total return swap agreement (TRS, derivatives that exchange profits and losses from underlying assets such as stocks, bonds and funds) with a fund operated by Lime Asset Management (“Lime Fund”). Through TRS with the Group, the Lime Fund invested approximately $200 million in IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance
Fund-FX
Hedged (“IIG Fund”) from May 2017 to September 2017. The Group invested the IIG Fund in LAM Enhanced Finance III L.P. (“LAM III Fund”) in kind and acquired the LAM III Fund’s beneficiary certificates in accordance with the management instructions of Lime Asset Management in 2019. The recoverable value of the LAM III Fund beneficiary certificates is affected by the recoverable value of the IIG Fund invested in kind.

Meanwhile, IIG Fund received cancelation of registration and asset freeze from the US Securities and Exchange Commission in November 2019. The Financial Supervisory Service (FSS) announced in its interim inspection of Lime Fund in February 2020 that the Group is charged of being involved in poor concealment and fraud of Lime Fund while operating TRSs with Lime Fund, and a related prosecution investigation has been under way since then.
Institutional sanctions (Shinhan Investment Corp. has been banned from the sale of new private equity funds and etc. for six months) against the Group was finalized by the Financial Services Commission on November 12, 2021.
In addition, the prosecution arrested and indicted the former director of Prime Brokerage Services for fraud charges and violation of the Capital Market and Financial Investment Services Act. Finally, the former director of Prime Brokerage Services was found guilty.
The prosecution indicted the Group and the former director of Prime Brokerage Services on January 22, 2021 for violating ‘Financial Investment Services and Capital Markets Act’. It is expected that the criminal trial will determine whether the Group is legally responsible or not. The Group has determined the present obligation that the Group may liable for the charge of involvement in the fraud is not significant.
As of December 31, 2021, there is a dispute between companies over some beneficiary certificates acquired under the management order of Lime Asset Management.
Considering the board resolutions and the results of the Financial Supervisory Service’s dispute settlement committee, the Group has been completed or will be carried out the compensation and liquidity supply for some of the Lime Fund sales in the future.

(e)
The Group sold approximately
~~W~~
390.7 billion of German Heritage DLS trust products from May 2017 to December 2018. As of December 31, 2021, the repayment of
~~W~~
379.9 billion has been delayed. Accordingly, the supervisory authorities were conducting an inspection on the incomplete sale of trust products. The institutional sanctions (Shinhan Investment Corp. has been banned from the sale of new private equity funds and etc. for six months) against the Group was partially finalized by the Financial Services Commission on November 12, 2021.

(f)
The Group has sold Gen2 related trust instruments from May 2014 to November 2019. As of December 31, 2021, approximately
~~W~~
373.8 billion, expired amount, of
~~W~~
420.0 billion, outstanding balance, is suspended from redemption and delayed in repayment. In accordance with a resolution of the Board of Directors on September 28, 2021, the Group has decided to pay 40% of the investment principal to the customers who have agreed to the suspension of redemption and settle the amount upon investment recovery.

(g)
The Group is responsible for the completion of construction when the contractor fails to fulfill its responsibilities. In case the Group fails to fulfill its responsibility, it is in the process of a responsible-for-completion
land trust project (122 cases other than the new construction project of accommodation facilities in Sutaek-dong,
Guri-si,
Gyeonggi-do
(excluding completed workplaces)) to compensate for damages incurred to the financial institutions, and for the year ended December 31, 2021, the total PF loans amounted to
~~W~~
4,344.9 billion. The amount of claim for damages of the Group is determined after identifying whether it is a damage caused by the Group’s failure to fulfill its responsibilities. As of December 31, 2021, the risk of the Group to bear the responsibility to complete the project is low, and the loss cannot be reliably measured, hence this was not reflected in the financial statements for the year ended December 31, 2021. Meanwhile, the process of each business sites will be continuously monitored.